Business Combinations and Acquisitions (Details) - Schedule of business combinations - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
2022 Business Combinations [Member]
Business Combinations and Acquisitions (Details) - Schedule of business combinations [Line Items]
Current assets	$ 2,547
Property and equipment	50,011
Identifiable intangible assets	4,020
Goodwill	16,706
Total assets acquired	73,284
Current liabilities	(547)
Total liabilities assumed	(547)
Total fair value, net of cash acquired	72,737
Cash	69,259
Holdback	2,008
Contingent consideration	1,470
Total consideration transferred	72,737
Transaction expenses included in “other operating expense” in the consolidated statement of operations for fiscal year	1,121
2022 Business Combinations [Member] | Final [Member]
Business Combinations and Acquisitions (Details) - Schedule of business combinations [Line Items]
Current assets	2,531
Property and equipment	32,718
Identifiable intangible assets	3,400
Goodwill	14,944
Total assets acquired	53,593
Current liabilities	(447)
Total liabilities assumed	(447)
Total fair value, net of cash acquired	53,146
Cash	50,068
Holdback	1,608
Contingent consideration	1,470
Total consideration transferred	53,146
Transaction expenses included in “other operating expense” in the consolidated statement of operations for fiscal year	880
2022 Business Combinations [Member] | Preliminary [Member]
Business Combinations and Acquisitions (Details) - Schedule of business combinations [Line Items]
Current assets	16
Property and equipment	17,293
Identifiable intangible assets	620
Goodwill	1,762
Total assets acquired	19,691
Current liabilities	(100)
Total liabilities assumed	(100)
Total fair value, net of cash acquired	19,591
Cash	19,191
Holdback	400
Total consideration transferred	19,591
Transaction expenses included in “other operating expense” in the consolidated statement of operations for fiscal year	$ 241
2021 business combinations [Member]
Business Combinations and Acquisitions (Details) - Schedule of business combinations [Line Items]
Current assets		$ 90
Property and equipment		181
Identifiable intangible assets		465
Goodwill		2,350
Total assets acquired		3,086
Current liabilities		326
Total liabilities assumed		326
Total fair value, net of cash acquired		2,760
Cash		2,760
Transaction expenses included in “other operating expense” in the consolidated statement of operations for fiscal year		$ 69